Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Schedule of geographical information
	Year ended December 31
	2025	2024	2023

USA (see also note 18a, 18b, 18c)	11,784	15,463	13,078
Germany	817	824	949
Italy	1,002	817	1,016
Spain	1,291	840	1,042
Rest of the world	2,065	2,278	2,601

	16,959	20,222	18,686

Schedule of cost of revenues products
	Year ended December 31
	2025	2024	2023

Salary and benefits (including share-based compensation)	2,685	2,634	2,703
Subcontractors	226	128	230
Depreciation and amortization	591	630	672
Cost of materials	1,120	1,282	916
Other manufacturing expenses	1,229	1,162	1,207
Decrease (increase) in inventory of finished products	(1,124)	604	(801)

	4,727	6,440	4,927

Schedule of cost of revenues services
	Year ended December 31
	2025	2024	2023

Salary and benefits	2,319	1,771	1,995
Subcontractors	6,627	9,357	8,182

	8,946	11,128	10,177

Schedule of cost of revenues license agreements and royalties
	Year ended December 31
	2025	2024	2023

Salary and benefits	-	-	4
Royalties payments	32	20	-

	32	20	4

Schedule of research and development expenses
	Year ended December 31
	2025	2024	2023

Salary and benefits (including share-based compensation)	4,927	4,788	3,148
Subcontractors	7,552	2,262	2,833
Depreciation and amortization	831	624	396
Cost of materials	635	716	785
Other research and development expenses	375	488	305

Total Research and development	14,320	8,878	7,467

Schedule of selling and marketing expenses
	Year ended December 31
	2025	2024	2023

Salary and benefits (including share-based compensation)	1,861	1,713	1,991
Marketing and consulting	1,502	1,477	1,637
Depreciation and amortization	35	27	50
Shipping and delivery	511	411	356
Registration and marketing license fees	1,856	1,308	810

	5,765	4,936	4,844

Schedule of general and administrative expenses
	Year ended December 31
	2025	2024	2023

Salary and benefits (including share‑based compensation)	5,063	4,854	3,521
Professional fees	2,229	2,269	2,189
Depreciation and amortization	253	201	185
Other	903	878	873

	8,448	8,202	6,768

Schedule of financial income and expense
	Year ended December 31
	2025	2024	2023
Financial income:

Interest income	1,859	2,048	2,341
Revaluation of Warrants	2,158	-	8,310

	4,017	2,048	10,651
Financial expense:

Revaluation of liabilities in respect of IIA grants	380	752	427
Financing income on net investment in lease	625	526	274
Finance expenses in respect of deferred income	-	-	8
Revaluation of liabilities in respect of TEVA	-	770	468
Exchange differences, net	1,418	24	654
Revaluation of Warrants	-	10,704	-
Other	38	35	61

	2,461	12,811	1,892

Financial income (expenses), net	1,556	(10,763)	8,759